Property, Plant and Equipment (Details) - Schedule of property, plant and equipment	6 Months Ended
Dec. 31, 2022 USD ($)
Schedule of Property Plant and Equipment [Abstract]
At 1 July 2022
Additions	165,845
Depreciation charge for the period	(19,311)
Net book value at 31 December 2022	$ 146,534